Stock Transactions - Narrative (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 18, 2021	Mar. 15, 2021	Feb. 28, 2016	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Issuance of common stock (in shares)					504		650,034				4,601,904	7,533,834
Issuance of common stock						$ 25	$ 10,862			$ 10,886	$ 76,892	$ 124,335
Minimum distribution percentage to qualify for REIT taxation status								90.00%		90.00%
Distribution percentage required to avoid paying federal income taxes								100.00%		100.00%
Quarterly cash dividend (in dollars per share)						$ 0.275	$ 1.44
Common stock, dividends, per share per annum, declared (in dollars per share)						$ 1.10				$ 1.30	$ 1.44
Total distributions								$ 24,400	$ 21,200	$ 45,700	$ 59,700
Cash distributions								19,300	17,700	36,800	45,800
Common stock issued under DRIP								5,100	3,500	8,900	13,900
Distributions payable					$ 16,099	$ 15,570		$ 16,099	$ 15,570	$ 15,688	$ 6,912	$ 5,834
Stock repurchase program, period in force			1 year
Repurchase price percent of NAV per share year one			92.50%
Repurchase price percent of NAV per share year two			95.00%
Repurchase price percent of NAV per share year three			97.50%
Repurchase price percent of NAV per share year four			100.00%
NAV per share (in dollars per share)					$ 17.88			$ 17.88		$ 17.88
Common Stock, DRIP (in dollars per share)					$ 18.77			$ 18.77		$ 17.94
Repurchase limit percent per fiscal semester			2.50%
Repurchase limit percent per fiscal year			5.00%
Series A preferred stock
Class of Stock [Line Items]
Shares outstanding (in shares)					25,567			25,567		40,515	40,500
Issuance of common stock (in shares)								14,950	14	14	11,247
Distributions payable					$ 2,100			$ 2,100		$ 3,300	$ 1,500
Series C preferred stock
Class of Stock [Line Items]
Shares outstanding (in shares)					1,400			1,400		1,400	1,400
Issuance of common stock (in shares)								0	0	0	1,400
Distributions payable					$ 100			$ 100		$ 100	$ 100
Series D Preferred Stock
Class of Stock [Line Items]
Shares outstanding (in shares)					17,950			17,950
Stock exchanges for other series of preferred stock (in shares)		14,949		14,950
Issuance of common stock (in shares)	3,000							17,950
Issuance of common stock	$ 15,000
Distributions payable					$ 1,700			$ 1,700
Common Stock
Class of Stock [Line Items]
Shares outstanding (in shares)				44,135,659	44,284,833	44,395,816	44,396,346	44,284,833	44,395,816	44,510,051	43,916,815	39,303,710	31,834,072
Issuance of common stock (in shares)										650,034
Issuance of common stock							$ 7			$ 6	$ 46	$ 75
Distributions payable					$ 12,200			$ 12,200		$ 12,200